Document and Entity Information	Total
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Oct. 31, 2020
Entity Registrant Name	Chesapeake Investment Trust
Entity Central Index Key	0000893759
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 26, 2021
Document Effective Date	Feb. 28, 2021
Prospectus Date	Feb. 28, 2021